Restatement of comparative information - change to group balance sheet (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Group Balance Sheet Change [Line Items]
Property, plant and equipment1	R 91,857	R 47,633	R 40,848
Deferred tax assets1	1,121	126	156
Non-current assets	105,624	55,573	48,479
Total assets	125,990	76,879	59,976
Equity attributable to owners of parent	75,094	46,942	39,481
Retained earnings1	38,276	13,291	945
Equity	75,376	47,219	39,656	R 33,978
Deferred tax liabilities1	10,575	4,172	2,678
Total non-current liabilities1	26,301	16,300	11,879
Trade and other current payables	9,736	7,624	6,559
Total current liabilities1	24,313	13,360	8,441
Equity and liabilities	R 125,990	76,879	59,976
Previously presented
Group Balance Sheet Change [Line Items]
Property, plant and equipment1		48,269	41,348
Deferred tax assets1		114	140
Non-current assets		56,197	48,963
Total assets		77,503	60,460
Equity attributable to owners of parent		48,235	40,774
Retained earnings1		14,584	2,238
Equity		48,512	40,949	34,880
Deferred tax liabilities1		4,475	2,951
Total non-current liabilities1		16,603	12,152
Trade and other current payables		6,652	5,477
Total current liabilities1		12,388	7,359
Equity and liabilities		77,503	60,460
Increase (decrease) due to corrections of prior period errors [member]
Group Balance Sheet Change [Line Items]
Property, plant and equipment1		(636)	(500)
Deferred tax assets1		12	16
Non-current assets		(624)	(484)
Total assets		(624)	(484)
Equity attributable to owners of parent		(1,293)	(1,293)
Retained earnings1		(1,293)	(1,293)	R 902
Equity		(1,293)	(1,293)
Deferred tax liabilities1		(303)	(273)
Total non-current liabilities1		(303)	(273)
Trade and other current payables		972	1,082
Total current liabilities1		972	1,082
Equity and liabilities		R (624)	R (484)